Document And Entity Information	12 Months Ended
Jul. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Document Period End Date	Jul. 31, 2014
Entity Registrant Name	PURE BIOSCIENCE, INC.
Entity Central Index Key	0001006028
Current Fiscal Year End Date	--07-31
Amendment Description	Amendment No. 1
Entity Filer Category	Smaller Reporting Company
Trading Symbol	pure